Loans To Customers (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Loans to Customers [Abstract]
Summary of Loans to Customers

	December 31,	December 31,	December 31,
	2022	2023	2024
	RMB’000	RMB’000	RMB’000
	(Restated)	(Restated)
Loans originated by consolidated trust plans	186,329,064	98,194,028	61,447,339
Loans originated by financial institutions	30,177,633	37,616,889	57,507,164

	216,506,697	135,810,917	118,954,503
Interest receivable	2,002,926	1,156,870	1,097,686
Less: Provision for impairment losses	(7,062,978)	(7,273,833)	(8,543,520)
Stage 1	(4,481,912)	(4,433,965)	(5,740,230)
Stage 2	(1,197,126)	(1,152,069)	(1,084,589)
Stage 3	(1,383,940)	(1,687,799)	(1,718,701)

	211,446,645	129,693,954	111,508,669

Expected credit loss rate	3.23%	5.31%	7.12%

Summary of Movement in Loans to Customers
(c)	The following table sets forth the movement of gross carrying amount of loans to customers for the year ended December 31, 2022:

Year ended December 31, 2022	Stage 1	Stage 2	Stage 3	Total
	RMB’000	RMB’000	RMB’000	RMB’000
	(Restated)	(Restated)	(Restated)	(Restated)
As of January 1, 2022	215,525,406	1,576,245	624,330	217,725,981
New loans originated	215,854,353	—	—	215,854,353
Transfers
— From stage 1 to stage 2	(17,463,339)	17,463,339	—	—
— From stage 2 to stage 1	294,780	(294,780)	—	—
— From stage 2 to stage 3	—	(3,969,255)	3,969,255	—
— From stage 3 to stage 2	—	9,853	(9,853)	—
Loans derecognized and other adjustments in the current period (including repayments of loans)	(201,120,112)	(10,824,690)	(112,687)	(212,057,489)
Write-offs	—	—	(3,013,222)	(3,013,222)

As of December 31, 2022	213,091,088	3,960,712	1,457,823	218,509,623

(d)	The following table sets forth the movement of ECL allowance for the year ended December 31, 2022:

Year ended December 31, 2022	Stage 1	Stage 2	Stage 3	Total
	RMB’000	RMB’000	RMB’000	RMB’000
	(Restated)	(Restated)	(Restated)	(Restated)
As of January 1, 2022	1,860,245	312,280	581,346	2,753,871
New loans originated	1,463,129	—	—	1,463,129
Transfers
— From stage 1 to stage 2	(3,633,495)	3,633,495	—	—
— From stage 2 to stage 1	53,590	(53,590)	—	—
— From stage 2 to stage 3	—	(3,522,533)	3,522,533	—
— From stage 3 to stage 2	—	9,329	(9,329)	—
Loans derecognized and other adjustments in the current period (including repayments of loans)	(1,058,072)	(319,848)	(250,409)	(1,628,329)
Remeasurements	5,796,515	1,137,993	406,081	7,340,589
Write-offs	—	—	(3,013,222)	(3,013,222)
Recovery of loans written off previously	—	—	146,940	146,940

As of December 31, 2022	4,481,912	1,197,126	1,383,940	7,062,978

(e)	The following table sets forth the movement of gross carrying amount of loans to customers for the year ended December 31, 2023:

Year ended December 31, 2023	Stage 1	Stage 2	Stage 3	Total
	RMB’000	RMB’000	RMB’000	RMB’000
	(Restated)	(Restated)	(Restated)	(Restated)
As of January 1, 2023	213,091,088	3,960,712	1,457,823	218,509,623
New loans originated	126,598,504	—	—	126,598,504
Transfers
— From stage 1 to stage 2	(21,110,727)	21,110,727	—	—
— From stage 2 to stage 1	742,373	(742,373)	—	—
— From stage 2 to stage 3	—	(7,097,203)	7,097,203	—
— From stage 3 to stage 2	—	7,586	(7,586)	—
Loans derecognized and other adjustments in the current period (including repayments of loans)	(186,954,113)	(14,425,652)	(188,709)	(201,568,474)
Write-offs	—	—	(6,571,866)	(6,571,866)

As of December 31, 2023	132,367,125	2,813,797	1,786,865	136,967,787

(f)	The following table sets forth the movement of ECL allowance for the year ended December 31, 2023:

Year ended December 31, 2023	Stage 1	Stage 2	Stage 3	Total
	RMB’000	RMB’000	RMB’000	RMB’000
	(Restated)	(Restated)	(Restated)	(Restated)
As of January 1, 2023	4,481,912	1,197,126	1,383,940	7,062,978
New loans originated	1,929,629	—	—	1,929,629
Transfers
— From stage 1 to stage 2	(6,016,218)	6,016,218	—	—
— From stage 2 to stage 1	166,232	(166,232)	—	—
— From stage 2 to stage 3	—	(6,209,153)	6,209,153	—
— From stage 3 to stage 2	—	7,070	(7,070)	—
Loans derecognized and other adjustments in the current period (including repayments of loans)	(2,277,971)	(400,954)	(184,192)	(2,863,117)
Remeasurements	6,150,381	707,994	648,703	7,507,078
Write-offs	—	—	(6,571,866)	(6,571,866)
Recovery of loans written off previously	—	—	209,131	209,131

As of December 31, 2023	4,433,965	1,152,069	1,687,799	7,273,833

(g)	The following table sets forth the movement of gross carrying amount of loans to customers for the year ended December 31, 2024:

Year ended December 31, 2024	Stage 1	Stage 2	Stage 3	Total
	RMB’000	RMB’000	RMB’000	RMB’000
As of January 1, 2024	132,367,125	2,813,797	1,786,865	136,967,787
New loans originated	149,102,654	—	—	149,102,654
Acquisition of subsidiaries	2,031,369	25,778	90,365	2,147,512
Transfers
— From stage 1 to stage 2	(12,773,218)	12,773,218	—	—
— From stage 2 to stage 1	440,404	(440,404)	—	—
— From stage 2 to stage 3	—	(6,680,981)	6,680,981	—
— From stage 3 to stage 2	—	29,245	(29,245)	—
Loans derecognized and other adjustments in the current period (including repayments of loans)	(155,003,034)	(6,770,877)	(145,309)	(161,919,220)
Write-offs	—	—	(6,246,544)	(6,246,544)

As of December 31, 2024	116,165,300	1,749,776	2,137,113	120,052,189

(h)	The following table sets forth the movement of ECL allowance for the year ended December 31, 2024:

Year ended December 31, 2024	Stage 1	Stage 2	Stage 3	Total
	RMB’000	RMB’000	RMB’000	RMB’000
As of January 1, 2024	4,433,965	1,152,069	1,687,799	7,273,833
New loans originated	3,441,606	—	—	3,441,606
Acquisition of subsidiaries	10,178	166	10,435	20,779
Transfers
— From stage 1 to stage 2	(5,254,705)	5,254,705	—	—
— From stage 2 to stage 1	159,936	(159,936)	—	—
— From stage 2 to stage 3	—	(5,486,549)	5,486,549	—
— From stage 3 to stage 2	—	27,226	(27,226)	—
Loans derecognized and other adjustments in the current period (including repayments of loans)	(3,217,060)	(355,499)	(193,845)	(3,766,404)
Remeasurements	6,166,310	652,407	675,702	7,494,419
Write-offs	—	—	(6,246,544)	(6,246,544)
Recovery of loans written off previously	—	—	325,831	325,831

As of December 31, 2024	5,740,230	1,084,589	1,718,701	8,543,520